S000010030 [Member] Annual Fund Operating Expenses - The Bond Fund - Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%	[1]
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.41%

[1]	Management fees have been restated to reflect current fees.